Accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable
Creditors	$ 9,635	$ 17,097
Brokers	7,323	6,918
Professional and legal fees	805	1,473
Total accounts payable	$ 17,763	$ 25,488